Share Capital and Other Equity Instruments - Contributed Surplus (Share-Based Payments) - Additional Information (Details) $ / shares in Units, $ in Thousands												1 Months Ended				3 Months Ended	12 Months Ended
	Jun. 08, 2020 shares $ / shares	May 26, 2020 CAD ($) $ / shares	Dec. 03, 2019 $ / shares shares	Sep. 03, 2019 $ / shares shares	Jun. 19, 2019 shares $ / shares	Jun. 04, 2019 shares $ / shares	May 30, 2019 CAD ($) shares	May 07, 2019 shares	Jan. 31, 2019 shares $ / shares	Jan. 24, 2019 shares $ / shares	Dec. 04, 2018 shares	Dec. 31, 2020 CAD ($) shares $ / shares	Oct. 31, 2020 shares $ / shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares	Mar. 31, 2020 CAD ($) shares	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2018 CAD ($) shares $ / shares	Dec. 31, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Contractual life of outstanding share options																	8 years 7 months 6 days
Weighted Average Exercise Price, Repriced - options after repricing | $ / shares		$ 15.21															$ 15.21
Incremental fair value of the repricing options | $		$ 3,000
Number of stock options granted																	436,570	2,218,810	10,837
Number of stock options exercised																	5,391		1,681
Exercise of options (note 18b) | $																	$ 82		$ 635
Exercise of stock options (note 18b) | $																	$ 82		$ 635
Number of stock options expired																	1,506	2,084	1,410
Weighted average price of options, cancelled | $ / shares																	$ 2,462.46	$ 1,176.20	$ 408.43
Proceeds from exercise of options | $																	$ 82		$ 635
Transfer from contributed surplus to share capital | $																	82		635
Share-based payment compensation expense | $																	6,234	$ 22,030	6,722
Share-based payments expense (note 18b) | $																	$ 6,194	$ 21,609	$ 6,722
Weighted Average Exercise Price, Granted | $ / shares																	$ 14.06	$ 33.13	$ 755.97
2017-2019
Disclosure Of Classes Of Share Capital [Line Items]
Performance based RSU								12,886
2018-2020
Disclosure Of Classes Of Share Capital [Line Items]
Performance based RSU								12,886
Stock Options
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares reserved for issue under options																		3,749,714
Stock Options Issued Exercise Period																		10 years
Date of grant of share-based payment arrangement																		May 2017
Contractual life of outstanding share options																		10 years	10 years	5 years
Stock options exercise period, description																		The exercise price is based on the weighted average share price for the five business days prior to the grant.
Weighted average exercise price of repricing options | $ / shares	$ 27.00	$ 15.21
Number of repricing of options outstanding	1,929,685
Weighted Average Exercise Price, Repriced - options after repricing | $ / shares	$ 36.00	$ 15.21
Number of stock options granted										1,622			20,000	436,570					10,837
Exercise price of options granted | $ / shares										$ 300.00			$ 10.80	$ 14.06
Vesting period			4 years	4 years	4 years								3 years	4 years					4 years
Number of stock options vested					60,717
Number of stock options exercised												5,391						0	1,681
Exercise of options (note 18b) | $												$ 82							$ 635
Exercise of stock options (note 18b) | $												$ 85							$ 438
Weighted average share price | $ / shares												$ 18.47							$ 1,044.16
Number of stock options issued			100,000	71,250	251,714
Exercise price of options issued | $ / shares			$ 7.86	$ 11.99	$ 27.00
Weighted average grant date fair value of stock options issued | $ / shares																		$ 12.74
Number of stock options expired															11,084
Weighted average price of options, cancelled | $ / shares															$ 1,256.73
Proceeds from exercise of options | $												$ 82							$ 635
Transfer from contributed surplus to share capital | $												$ 85							438
Share-based payment compensation expense | $																	$ 6,169	$ 12,212	$ 3,372
Stock Options | Key Management
Disclosure Of Classes Of Share Capital [Line Items]
Number of stock options granted						1,794,224						285,000
Exercise price of options granted | $ / shares						$ 36.00						$ 4.27
Vesting period						6 years						3 years
Number of stock options vested						248,825						95,000
Stock Options | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of Common Shares Reserved for Issuance to Individual																		5.00%
Share-based payment arrangement options vesting period																		6 years
Restricted Share Units
Disclosure Of Classes Of Share Capital [Line Items]
Vesting period									1 year
Number RSU vested							12,564										4,216	13,262	2,374
Number RSU paid in cash							8,396									2,948	2,948	8,396
Reduction to contributed surplus | $							$ 421									$ 40
Granted									12,564		10,329							12,564	10,329
Weighted Average Exercise Price, Granted | $ / shares									$ 300.00
Number RSU released							8,396										10,355		232
Cancellation of units																		4,493
Number of unvested RSU outstanding																		4,303
RSU Vesting rate																			33.30%
Share-based payments
Disclosure Of Classes Of Share Capital [Line Items]
Share-based payments expense (note 18b) | $																	$ 65	$ 9,818	$ 3,350
Performance-based RSU
Disclosure Of Classes Of Share Capital [Line Items]
Time vesting units achievement range								100.00%											100.00%
Cancellation of units								4,305
Performance-based units											7,955
Performance-based RSU | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Outcome of Performance Conditions								150.00%
Percentage of performance based condition											150.00%
Performance-based RSU | Bottom of Range
Disclosure Of Classes Of Share Capital [Line Items]
Outcome of Performance Conditions								0.00%
Percentage of performance based condition											0.00%